Summary of Accounting Policies - Engineering, Research and Development (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Engineering, research, and development	$ 158	$ 154	$ 146
Customer reimbursements for engineering, research and development expenses	$ 164	$ 137	$ 145